Note 11 - Other Borrowed Money	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
11
. OTHER BORROWED MONEY

The following table presents information regarding the Company’s outstanding borrowings at
December 31, 2019:

(dollars in thousands)
Description	Maturity Date	Amount	Interest Rate

FHLB Advances	March 23, 2020	$2,500	2.17%
FHLB Advances	June 1, 2020	1,000	1.65%
FHLB Advances	August 15, 2022	18,000	2.69%
FHLB Advances	February 3, 2023	3,000	3.51%
FHLB Advances	August 15, 2025	4,500	2.62%
FHLB Advances	August 24, 2026	3,000	1.27%
FHLB Advances	March 21, 2028	5,000	2.67%
FHLB Advances	July 30, 2029	10,000	1.01%
Term Note	May 24, 2025	9,250	4.70%
Revolving Credit	May 21, 2021	5,313	5.15%
Total other borrowings		$61,563
Weighted average rate			2.86%

The following table presents information regarding the Company’s outstanding borrowings at
December 31, 2018:

(dollars in thousands)
Description	Maturity Date	Amount	Interest Rate

FHLB Advances	November 19, 2019	$5,000	1.77%
FHLB Advances	March 23, 2020	2,500	2.17%
FHLB Advances	August 15, 2022	18,000	2.69%
FHLB Advances	February 3, 2023	3,000	3.51%
FHLB Advances	August 23, 2023	3,000	0.98%
FHLB Advances	August 15, 2025	4,500	2.62%
FHLB Advances	August 24, 2026	3,000	1.27%
FHLB Advances	March 21, 2028	5,000	2.67%
Total other borrowings		$44,000
Weighted average rate			2.39%

As collateral on the outstanding FHLB advances, the Company has provided a blanket lien on its portfolio of qualifying residential first
mortgage loans and commercial loans. At
December 31, 2019
and
2018,
the lendable collateral value of those loans pledged was
$111.6
 million and
$108.6
 million, respectively
. At
December 31, 2019,
the Company had remaining credit availability from the FHLB of
$321.4
 million.
At
December 31, 2018,
the Company had remaining credit availability from the FHLB of
$252.1
million. The Company
may
be required to pledge additional qualifying collateral in order to utilize the full amount of the remaining credit line.

At
December 31, 2019
and
2018,
the Company also has available federal funds lines of credit with various financial institutions totaling
$55.0
million and
$43.5
million, respectively, of which there were
none
outstanding at
December 31, 2019
and
2018.

The Company has the ability to borrow funds from the Federal Reserve Bank (FRB) of Atlanta utilizing the discount window. The discount window is an instrument of monetary policy that allows eligible institutions to borrow money from the FRB on a short-term basis to meet temporary liquidity shortages caused by internal or external disruptions. At
December 31, 2019,
the Company had borrowing capacity available under this arrangement, with no
outstanding balances. The Company would be required to pledge certain available-for-sale investment securities as collateral under this agreement.

On
May 1, 2019,
the Company completed a borrowing arrangement with a correspondent bank for
$10.0
million. The term note is secured by the Bank’s stock, expires on
May 1, 2024,
and bears a fixed interest rate of
4.70
percent. The proceeds were used for the acquisition of LBC Bancshares, Inc. and its subsidiary, Calumet Bank. As of
December 31, 2019,
the outstanding balance totaled
$9.3
million.

On
May 1, 2019,
the Company completed a revolving credit arrangement with a correspondent bank with a maximum line amount of
$10.0
million. This line of credit is secured by the Bank’s stock, expires on
May 1, 2021,
and bears a variable interest rate of Wall Street Journal Prime minus
0.40
percent. The Company advanced
$5.3
million that was used toward the acquisition of LBC Bancshares, Inc. and its subsidiary, Calumet Bank. As of
December 31, 2019,
the outstanding balance totaled
$5.3
million.